Average Annual Total Returns (Vanguard Mid-Cap Growth Index Fund Participant:)	Vanguard Mid-Cap Growth Index Fund Vanguard Mid-Cap Growth Index Fund - Admiral Shares 1/1/2014 - 12/31/2014	CRSP US Mid Cap Growth Index Vanguard Mid-Cap Growth Index Fund Vanguard Mid-Cap Growth Index Fund - Admiral Shares 1/1/2014 - 12/31/2014	MSCI US Mid Cap Growth Index Vanguard Mid-Cap Growth Index Fund Vanguard Mid-Cap Growth Index Fund - Admiral Shares 1/1/2014 - 12/31/2014	Spliced Mid Cap Growth Index Vanguard Mid-Cap Growth Index Fund Vanguard Mid-Cap Growth Index Fund - Admiral Shares 1/1/2014 - 12/31/2014
Average Annual Returns for Periods Ended December 31, 2014
One Year	13.48%	13.57%	13.80%	13.57%
Since Inception	19.61%		21.51%	19.64%